BORROWINGS BORROWINGS - Repurchase Agreements (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Carrying Value of Securities Sold under Repurchase Agreements and Deposits Received for Securities Loaned	$ 0.0	$ 0.0